Derivative Financial Instruments (Fair And Notional Values Of Derivative Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Asset Fair Value	$ 64.2		$ 37.4
Liability Fair Value	(85.6)		(86.9)
TRS [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	584.0		485.2
Qualifying Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,716.7	[1]	1,487.7	[1]
Asset Fair Value	26.9	[1]	12.9	[1]
Liability Fair Value	(32.1)	[1]	(24.1)	[1]
Qualifying Hedges [Member] | Cross Currency Swaps - Net Investment Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	45.2	[1]	47.1	[1]
Asset Fair Value	2.9	[1]	1.1	[1]
Qualifying Hedges [Member] | Foreign Currency Forward Exchange - Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	3.8	[1]	3.8	[1]
Liability Fair Value	(0.3)	[1]	(0.3)	[1]
Qualifying Hedges [Member] | Foreign Currency Forward Exchange - Net Investment Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,667.7	[1]	1,436.8	[1]
Asset Fair Value	24.0	[1]	11.8	[1]
Liability Fair Value	(31.8)	[1]	(23.8)	[1]
Non-Qualifying Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	5,543.2	[1]	5,366.7	[1]
Asset Fair Value	64.2	[1]	37.4	[1]
Liability Fair Value	(85.6)	[1]	(86.9)	[1]
Non-Qualifying Hedges [Member] | Cross Currency Swaps - Net Investment Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	126.7	[1]	131.8	[1]
Asset Fair Value	11.5	[1]	6.3	[1]
Non-Qualifying Hedges [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,579.1	[1]	1,386.0	[1]
Asset Fair Value	8.5	[1]	5.7	[1]
Liability Fair Value	(29.4)	[1]	(25.4)	[1]
Non-Qualifying Hedges [Member] | Written Options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	563.8	[1]	566.0	[1]
Liability Fair Value	(0.9)	[1]	(1.0)	[1]
Non-Qualifying Hedges [Member] | Purchased Options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	813.5	[1]	816.8	[1]
Asset Fair Value	1.0	[1]	1.2	[1]
Non-Qualifying Hedges [Member] | Foreign Currency Forward Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,875.1	[1]	1,979.9	[1]
Asset Fair Value	42.6	[1]	23.4	[1]
Liability Fair Value	(43.9)	[1]	(50.8)	[1]
Non-Qualifying Hedges [Member] | TRS [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	584.0	[1]	485.2	[1]
Liability Fair Value	(11.4)	[1]	(9.7)	[1]
Non-Qualifying Hedges [Member] | Equity Warrants [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1.0	[1]	1.0	[1]
Asset Fair Value	0.6	[1]	0.8	[1]
Qualifying And Non-Qualifying Hedges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	7,259.9	[1]	6,854.4	[1]
Asset Fair Value	91.1	[1]	50.3	[1]
Liability Fair Value	$ (117.7)	[1]	$ (111.0)	[1]

[1]	Presented on a gross basis